Stock options (Details 2)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Stock Option [Member] CAD	Dec. 31, 2013 Stock Option [Member] CAD	Dec. 31, 2012 Stock Option [Member] CAD
Expected dividends paid per common share						0	0
Expected life in years					5 years	5 years	4 years
Expected volatility in the price of common shares					113.00%	74.00%	79.00%
Risk free interest rate		1.00%	1.20%		1.50%	1.00%	1.00%
Weighted average fair market value per share at grant date				$ 0.08	1.24	0.55	0.52
Intrinsic (or "in-the-money") value per share of options exercised					0.85	0.76	0.13